Schedule of Notes Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Short-term Debt [Line Items]
Total notes payable	$ 760,743	$ 817,519		$ 319,667
Unamortized debt discount	0	(1,973)		(32,289)
Notes payable, net discount	760,743	815,546		287,378		$ 2,617,970
Less current portion	(611,880)	(666,132)		(287,378)
Long-term portion	148,863	149,414
Notes Payable One [Member]
Short-term Debt [Line Items]
Total notes payable	304,667 [1]	304,667	[1],[2]	319,667	[2]
Notes Payable Two [Member]
Short-term Debt [Line Items]
Total notes payable	148,863	149,414
Notes Payable Three [Member]
Short-term Debt [Line Items]
Total notes payable		8,000
Notes Payable Four [Member]
Short-term Debt [Line Items]
Total notes payable	$ 307,213	$ 355,438
Unsecured Note Payable To Individual Investors [Member] | Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Aug. 09, 2020	Aug. 09, 2020		Aug. 09, 2020
Unsecured Note Payable To Individual Investors [Member] | Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Mar. 26, 2021	Mar. 26, 2021		Mar. 26, 2021

[1]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its Common Stock to these note holders as additional incentive to make the loans. The aggregate fair value of these shares of Common Stock was $119,875 and was recorded as a discount on the note payable and as additional paid-in-capital. The discount of $119,875 is being amortized over the term of the notes payable. During the six months ended June 30, 2021 and 2020, $1,973 and $19,906, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $0 at June 30, 2021.
[2]	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050